Calvert
Flexible Bond Fund
September 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 18.7%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$622	$ 648,557
Avant Loans Funding Trust, Series 2018-A, Class C, 4.79%, 5/15/24(1)	1,426	1,430,301
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,144	2,990,948
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32(1)	6	6,137
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	4	3,806
Series 2018-A, Class B, 4.65%, 1/15/23(1)	49	48,549
Series 2019-A, Class A, 3.40%, 10/16/23(1)	52	52,252
Series 2019-A, Class B, 4.36%, 10/16/23(1)	1,556	1,557,260
Series 2019-B, Class B, 3.62%, 6/17/24(1)	1,685	1,667,102
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	972	1,013,777
Series 2016-1A, Class A2, 6.125%, 7/20/46(1)	864	872,977
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	859	890,784
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)	490	495,589
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	1,524	1,414,134
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	77	63,719
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	480	484,804
Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49(1)	2,390	2,365,963
InSite Issuer, LLC, Series 2016-1A, Class C, 6.414%, 11/15/46(1)	200	205,359
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	700	721,057
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	405	433,406
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	131	88,897
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	545	548,561
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	710	728,832
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	95	97,628
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	420	427,339
Series 2020-2A, Class B, 2.21%, 8/20/46(1)(2)	305	300,624
Oportun Funding VIII, LLC:
Series 2018-A, Class A, 3.61%, 3/8/24(1)	500	501,331
Series 2018-A, Class B, 4.45%, 3/8/24(1)	682	684,022
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	681	684,616
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	696	699,136
Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer, LLC: (continued)
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	$536	$ 504,824
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23(1)	335	335,992
Series 2018-1A, Class C, 4.87%, 6/17/24(1)	200	200,847
Series 2018-2A, Class B, 3.96%, 10/15/24(1)	838	838,390
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	5	5,385
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,948	2,065,554
Sierra Timeshare Receivables Funding, LLC, Series 2015-3A, Class B, 3.08%, 9/20/32(1)	89	89,268
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	402	395,793
Series 2020-A, Class A, 2.62%, 12/15/26(1)	636	632,093
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	513	507,632
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	584	589,881
Series 2014-2, Class B, 5.44%, 7/20/44(1)	254	248,125
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,608	1,709,169
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,633	2,843,247
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	205,299
Sunnova Helios II Issuer, LLC, Series 2018-1A, Class B, 7.71%, 7/20/48(1)	634	611,848
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	196	201,986
Tesla Auto Lease Trust:
Series 2019-A, Class E, 5.48%, 5/22/23(1)	605	634,098
Series 2020-A, Class E, 4.64%, 8/20/24(1)	347	360,343
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	505	505,519
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	353	100,119
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	999	1,022,622
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)(2)	820	822,426
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	264	161,189
Series 2020-A, Class C, 6.657%, 3/15/45(1)	235	102,582
Total Asset-Backed Securities (identified cost $37,970,493)		$37,821,698

Calvert
Flexible Bond Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

Collateralized Mortgage-Backed Obligations — 9.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2020-1A, Class M1A, 2.798%, (1 mo. USD LIBOR + 2.65%), 6/25/30(1)(3)	$470	$ 474,067
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.398%, (1 mo. USD LIBOR + 3.25%), 5/25/25(3)	1,000	1,014,385
Series 2017-DNA3, Class M2, 2.648%, (1 mo. USD LIBOR + 2.50%), 3/25/30(3)	1,898	1,918,507
Series 2018-DNA1, Class M2, 1.948%, (1 mo. USD LIBOR + 1.80%), 7/25/30(3)	2,189	2,152,254
Series 2018-DNA1, Class M2AT, 1.198%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	845	840,863
Series 2019-DNA2, Class M2, 2.598%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(3)	629	620,322
Series 2019-DNA3, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	2,668	2,620,578
Series 2019-DNA4, Class M2, 2.098%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	810	804,079
Series 2019-HQA2, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(3)	381	374,958
Series 2020-DNA4, Class M2, 3.898%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(3)	230	232,950
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	755	660,553
Series 2014-C03, Class 1M2, 3.148%, (1 mo. USD LIBOR + 3.00%), 7/25/24(3)	1,540	1,350,319
Series 2014-C04, Class 1M2, 5.048%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	1,077	1,118,274
Series 2017-C05, Class 1M2, 2.348%, (1 mo. USD LIBOR + 2.20%), 1/25/30(3)	1,749	1,729,271
Series 2018-C06, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 3/25/31(3)	331	326,354
Series 2018-R07, Class 1M2, 2.548%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	735	733,094
Series 2019-R02, Class 1M2, 2.448%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	500	498,029
Series 2019-R05, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	549	548,168
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(4)	630	633,551
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	640	649,451
Total Collateralized Mortgage-Backed Obligations (identified cost $19,446,192)		$19,300,027

Commercial Mortgage-Backed Securities — 9.6%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(5)	$3,865	$ 2,809,368
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(5)	1,555	985,579
Citigroup Commercial Mortgage Trust:
Series 2017-MDRB, Class A, 1.252%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(3)	1,263	1,207,833
Series 2017-MDRC, Class C, 1.452%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(3)	600	567,054
Series 2017-MDRC, Class D, 2.402%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(3)	2,175	1,996,334
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.398%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	300	279,175
Series 2020-01, Class M10, 3.898%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	785	739,399
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	1,000	575,138
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	181,611
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.252%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(3)	3,385	3,097,641
Series 2019-BPR, Class C, 3.202%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(3)	960	839,947
Motel 6 Trust:
Series 2017-MTL6, Class B, 1.342%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(3)	1,184	1,158,806
Series 2017-MTL6, Class C, 1.552%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	967	945,685
Series 2017-MTL6, Class D, 2.302%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(3)	325	316,903
Series 2017-MTL6, Class E, 3.402%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(3)	525	513,532
RETL Trust, Series 2019-RVP, Class B, 1.702%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(3)	3,370	3,211,972
Total Commercial Mortgage-Backed Securities (identified cost $22,286,235)		$19,425,977

Common Stocks — 0.3%

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
NextEra Energy Partners, L.P.	8,900	$ 533,644
Total Common Stocks (identified cost $514,530)		$ 533,644

Calvert
Flexible Bond Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

Convertible Bonds — 0.8%

Security	Principal Amount (000's omitted)	Value
Technology — 0.8%
J2 Global, Inc., 1.75%, 11/1/26(1)	$785	$ 698,040
Western Digital Corp., 1.50%, 2/1/24	1,055	1,006,887
Total Convertible Bonds (identified cost $1,668,287)		$ 1,704,927

Corporate Bonds — 38.2%

Security	Principal Amount (000's omitted)*	Value
Basic Materials — 0.1%
Reliance Steel & Aluminum Co., 2.15%, 8/15/30	165	$ 161,656
		$ 161,656
Communications — 2.7%
AT&T, Inc.:
3.10%, 2/1/43	995	$ 976,112
3.30%, 2/1/52	556	520,811
3.65%, 6/1/51	952	966,126
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	955	1,096,918
Discovery Communications, LLC, 5.20%, 9/20/47	805	966,569
Sprint Corp., 7.25%, 9/15/21	980	1,026,550
		$5,553,086
Consumer, Cyclical — 6.6%
American Airlines Pass-Through Trust, 5.25%, 1/15/24	105	$73,019
Aptiv PLC, 5.40%, 3/15/49	737	835,584
Azul Investments, LLP, 5.875%, 10/26/24(1)(6)	965	725,690
Delta Air Lines, Inc., 7.375%, 1/15/26	1,030	1,081,202
Ford Motor Credit Co., LLC:
1.146%, (3 mo. USD LIBOR + 0.88%), 10/12/21(3)	1,236	1,187,677
1.331%, (3 mo. USD LIBOR + 1.08%), 8/3/22(3)	3,225	3,056,750
3.087%, 1/9/23	481	472,332
5.875%, 8/2/21	989	1,009,398
Macy's Retail Holdings, LLC:
3.625%, 6/1/24(6)	2,300	1,681,645
3.875%, 1/15/22	829	785,478
Marriott International, Inc., 0.846%, (3 mo. USD LIBOR + 0.60%), 12/1/20(3)	815	813,569
Security	Principal Amount (000's omitted)*	Value
Consumer, Cyclical (continued)
Nordstrom, Inc.:
4.375%, 4/1/30(6)	905	$ 733,285
5.00%, 1/15/44(6)	1,130	801,545
		$ 13,257,174
Consumer, Non-cyclical — 3.3%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	441	$ 458,640
4.25%, 11/1/29(1)	514	542,474
Block Financial, LLC, 3.875%, 8/15/30	1,000	1,006,529
Centene Corp.:
3.375%, 2/15/30	560	581,876
4.25%, 12/15/27	367	384,889
4.625%, 12/15/29	418	451,421
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,376	1,416,824
Royalty Pharma PLC, 3.55%, 9/2/50(1)	1,010	979,067
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	76	76,909
5.20%, 4/1/29(1)	595	696,304
		$6,594,933
Energy — 1.6%
National Oilwell Varco, Inc., 3.60%, 12/1/29	223	$216,696
NuStar Logistics, L.P.:
5.75%, 10/1/25	583	603,580
6.375%, 10/1/30(6)	880	915,200
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,000	1,064,710
5.00%, 1/31/28(1)	481	527,440
		$3,327,626
Financial — 14.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/22	1,025	$1,035,337
3.95%, 2/1/22	600	607,720
4.125%, 7/3/23	770	786,021
4.50%, 9/15/23	722	744,529
4.625%, 10/15/27	353	342,854
6.50%, 7/15/25	422	456,137
Affiliated Managers Group, Inc., 3.30%, 6/15/30	847	906,565
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,229	1,154,246
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	959	994,412
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	1,000	1,022,510
Banco Santander S.A., 1.346%, (3 mo. USD LIBOR + 1.09%), 2/23/23(3)	1,165	1,168,083

Calvert
Flexible Bond Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Financial (continued)
Bank of America Corp., Series Z, 6.50% to 10/23/24(7)(8)		457	$ 508,138
BankUnited, Inc., 5.125%, 6/11/30		1,268	1,395,514
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(7)		1,518	1,463,580
BNP Paribas S.A., 1.904% to 9/30/27, 9/30/28(1)(7)		1,021	1,017,976
Capital One Financial Corp., 3.75%, 7/28/26		1,175	1,279,009
Discover Bank, 4.682% to 8/9/23, 8/9/28(7)		615	645,230
Discover Financial Services, 6.125% to 6/23/25(7)(8)		859	910,798
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)		1,967	2,053,646
6.00%, 4/15/25(1)		74	78,925
Iron Mountain, Inc.:
4.50%, 2/15/31(1)		701	706,180
5.00%, 7/15/28(1)		260	266,822
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(7)(8)		464	503,286
Kemper Corp., 2.40%, 9/30/30		628	619,854
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)		631	672,132
Newmark Group, Inc., 6.125%, 11/15/23		1,345	1,401,958
Radian Group, Inc.:
4.875%, 3/15/27		1,300	1,296,750
6.625%, 3/15/25		505	533,722
Standard Chartered PLC, 6.00% to 7/26/25(1)(6)(7)(8)		743	757,860
Stifel Financial Corp., 4.00%, 5/15/30		963	1,066,557
Synovus Bank/Columbus, GA, 2.289% to 2/10/22, 2/10/23(7)		856	866,664
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(7)		313	323,378
Truist Financial Corp., 5.10% to 3/1/30(7)(8)		1,104	1,196,129
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(7)		332	338,902
5.861% to 6/19/27, 6/19/32(1)(7)		500	533,045
			$29,654,469
Government - Multinational — 0.8%
International Finance Corp., 7.50%, 5/9/22	BRL	8,105	$1,546,306
			$1,546,306
Industrial — 5.2%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)		680	$766,883
Cemex SAB de CV, 7.375%, 6/5/27(1)		370	400,301
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	378	385,115
FedEx Corp., 4.10%, 2/1/45		739	847,277
Flowserve Corp., 3.50%, 10/1/30		500	496,072
Ingram Micro, Inc., 5.45%, 12/15/24		187	199,899
Jabil, Inc., 3.60%, 1/15/30		2,037	2,169,721
JSL Europe S.A., 7.75%, 7/26/24(1)		1,395	1,442,081
Security	Principal Amount (000's omitted)*	Value
Industrial (continued)
nVent Finance S.a.r.l., 4.55%, 4/15/28	925	$ 999,283
Owens Corning:
4.30%, 7/15/47	1,276	1,404,255
4.40%, 1/30/48	650	725,942
Valmont Industries, Inc., 5.00%, 10/1/44	685	758,326
		$ 10,595,155
Technology — 2.3%
DXC Technology Co.:
4.00%, 4/15/23	1,097	$1,155,812
4.125%, 4/15/25	788	852,300
HP, Inc., 3.40%, 6/17/30	1,236	1,327,789
Seagate HDD Cayman, 5.75%, 12/1/34	1,170	1,331,019
		$4,666,920
Utilities — 0.9%
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	790	$854,188
Sempra Energy, 4.875% to 10/15/25(7)(8)	1,018	1,048,540
		$1,902,728
Total Corporate Bonds (identified cost $76,499,537)		$77,260,053

Mutual Funds — 1.3%

Security	Shares	Value
Fixed-Income Mutual Funds — 1.3%
Calvert Floating-Rate Advantage Fund, Class R6(9)	280,702	$ 2,588,070
Total Mutual Funds (identified cost $2,349,632)		$ 2,588,070

Preferred Stocks — 2.1%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp., Series F, 6.125% to 4/15/25(7)	46,400	$ 1,026,368
		$ 1,026,368
Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(7)	76,808	$ 1,233,537
		$ 1,233,537

Calvert
Flexible Bond Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 1.0%
Brookfield Property Partners, L.P., Series A, 5.75%	110,000	$ 1,965,700
		$ 1,965,700
Total Preferred Stocks (identified cost $5,323,378)		$ 4,225,605

Senior Floating-Rate Loans(10) — 2.7%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$344	$ 332,577
		$ 332,577
Drugs — 0.3%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$507	$ 505,538
		$ 505,538
Electronics/Electrical — 0.7%
Go Daddy Operating Company, LLC, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/15/24	$96	$ 94,088
Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	718	714,985
MA FinanceCo., LLC, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 6/21/24	62	59,377
Seattle Spinco, Inc., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 6/21/24	418	401,015
SolarWinds Holdings, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 2/5/24	157	154,657
		$1,424,122
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$175	$171,646
		$171,646
Health Care — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(11)	$455	$446,346
		$446,346
Insurance — 0.5%
Asurion, LLC, Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$933	$920,920
		$920,920
Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$137	$ 133,649
		$ 133,649
Lodging and Casinos — 0.0%(12)
ESH Hospitality, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$80	$ 77,808
		$ 77,808
Super Retail — 0.1%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/11/22	$273	$ 272,579
		$ 272,579
Technology — 0.1%
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	$122	$117,954
SS&C Technologies, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	176	171,186
		$289,140
Telecommunications — 0.4%
CenturyLink, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$471	$453,801
Level 3 Financing, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	142	137,402
Ziggo Financing Partnership, Term Loan, 2.652%, (1 mo. USD LIBOR + 2.50%), 4/30/28	275	265,795
		$856,998
Total Senior Floating-Rate Loans (identified cost $5,532,851)		$5,431,323

Sovereign Government Bonds — 0.5%

Security	Principal Amount (000's omitted)		Value
Kreditanstalt fuer Wiederaufbau, 1.25%, 8/28/23	NOK	9,300	$ 1,021,538
Total Sovereign Government Bonds (identified cost $1,023,994)			$ 1,021,538

U.S. Treasury Obligations — 8.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds, 2.00%, 2/15/50	$150	$ 169,699

Calvert
Flexible Bond Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(13)	$560	$ 585,848
0.75%, 7/15/28(13)	5,149	5,933,562
U.S. Treasury Notes:
0.25%, 6/30/25	1,106	1,105,395
0.625%, 5/15/30	324	322,886
1.625%, 10/15/20	4,127	4,129,422
1.75%, 10/31/20	4,128	4,133,584
Total U.S. Treasury Obligations (identified cost $15,612,117)		$ 16,380,396

Short-Term Investments — 10.2%
Other — 8.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(14)	17,398,806	$ 17,400,545
Total Other (identified cost $17,401,047)		$ 17,400,545
Securities Lending Collateral — 1.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(15)	3,257,235	$ 3,257,235
Total Securities Lending Collateral (identified cost $3,257,235)		$ 3,257,235
Total Short-Term Investments (identified cost $20,658,282)		$ 20,657,780
Total Investments — 102.0% (identified cost $208,885,528)		$206,351,038
Other Assets, Less Liabilities — (2.0)%		$ (3,991,483)
Net Assets — 100.0%		$202,359,555

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $86,115,000 or 42.6% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2020.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2020.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2020.
(6)	All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $4,002,057 and the total market value of the collateral received by the Fund was $4,165,425, comprised of cash of $3,257,235 and U.S. government and/or agencies securities of $908,190.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Affiliated fund.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Amount is less than 0.05%.
(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(14)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.
(15)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Flexible Bond Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	366,104	USD	434,794	State Street Bank and Trust Company	11/30/20	$ —	$(5,031)
USD	948,513	EUR	800,963	State Street Bank and Trust Company	11/30/20	8,278	—
						$8,278	$(5,031)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(6)	Short	12/31/20	$(756,188)	$(995)
U.S. Long Treasury Bond	(12)	Short	12/21/20	(2,115,375)	18,353
U.S. Ultra 10-Year Treasury Note	(87)	Short	12/21/20	(13,913,203)	(23,674)
U.S. Ultra-Long Treasury Bond	(31)	Short	12/21/20	(6,876,187)	51,003
					$44,687

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
BRL	– Brazilian Real
EUR	– Euro
NOK	– Norwegian Krone
USD	– United States Dollar

Calvert
Flexible Bond Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended September 30, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended September 30, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At September 30, 2020, the value of the Fund's investment in affiliated funds was $19,988,615, which represents 9.9% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Mutual Fund
Calvert Floating-Rate Advantage Fund, Class R6	$1,518,277	$ 2,659,899	$ (1,706,490)	$(108,151)	$224,535	$ 2,588,070	$82,175	280,702
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	67,750,686	(50,351,942)	2,303	(502)	17,400,545	7,093	17,398,806
Totals				$(105,848)	$224,033	$19,988,615	$89,268
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$37,821,698	$—	$37,821,698
Collateralized Mortgage-Backed Obligations	—	19,300,027	—	19,300,027
Commercial Mortgage-Backed Securities	—	19,425,977	—	19,425,977
Common Stocks	533,644	—	—	533,644
Convertible Bonds	—	1,704,927	—	1,704,927
Corporate Bonds	—	77,260,053	—	77,260,053
Mutual Funds	2,588,070	—	—	2,588,070
Preferred Stocks	4,225,605	—	—	4,225,605
Senior Floating-Rate Loans	—	5,431,323	—	5,431,323
Sovereign Government Bonds	—	1,021,538	—	1,021,538
U.S. Treasury Obligations	—	16,380,396	—	16,380,396
Short-Term Investments:
Other	—	17,400,545	—	17,400,545
Securities Lending Collateral	3,257,235	—	—	3,257,235
Total Investments	$10,604,554	$195,746,484	$ —	$206,351,038

Calvert
Flexible Bond Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$8,278	$ —	$8,278
Futures Contracts	69,356	—	—	69,356
Total	$10,673,910	$195,754,762	$ —	$206,428,672
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(5,031)	$ —	$(5,031)
Futures Contracts	(24,669)	—	—	(24,669)
Total	$(24,669)	$(5,031)	$ —	$(29,700)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.